Income Taxes - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 41	$ 39,496